Shareholder Report, Average Annual Return (Details)		1 Months Ended	5 Months Ended		8 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended	16 Months Ended			17 Months Ended	18 Months Ended			19 Months Ended	20 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Average Annual Return [Line Items]
Average Annual Return, Percent										19.56%
YieldMax(R) AI & Tech Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										26.39%						24.55%
YieldMax(R) CRCL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]						(45.65%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(5.45%)								0.33%
YieldMax(R) GME Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]								(12.94%)
YieldMax(R) HIMS Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]							(48.42%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[4]				(47.72%)
YieldMax(R) MSTR Short Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]									113.92%			48.93%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[6]					20.51%									15.40%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]				13.68%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										25.22%				20.38%
YieldMax(R) RDDT Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]								(36.84%)
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										17.56%							13.23%
YieldMax(R) Semiconductor Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										91.24%	87.47%
YieldMax(R) SPCX Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]	(16.75%)
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[10]			(19.76%)
YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										15.25%									14.26%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[11]									11.04%		11.44%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										90.25%										57.91%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[12]				(17.86%)
YieldMax(R) U.S. Stocks Target Double Distribution ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[13]		7.61%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)	11.00%	8.93%	13.17%	19.56%	13.54%	12.99%	16.50%	19.56%	24.78%	32.78%	23.74%	20.80%	17.13%	16.04%	16.79%	18.97%	16.37%	15.16%

[1]	Not Annualized for periods less than one year.
[2]	Not Annualized for periods less than one year.
[3]	Not Annualized for periods less than one year.
[4]	Not Annualized for periods less than one year.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
[7]	Not Annualized for periods less than one year.
[8]	Not Annualized for periods less than one year.
[9]	Not Annualized for periods less than one year.
[10]	Not Annualized for periods less than one year.
[11]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[12]	Not Annualized for periods less than one year.
[13]	Not Annualized for periods less than one year.